CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (9,501)	$ (29,016)
Items not affecting cash:
Depreciation, depletion and amortization	2,757	1,046
Finance expenses	2,739	2,689
Change on debt modification	(1,513)	98
Change in fair value of derivatives	1,044	(969)
Share-based compensation	1,543	1,098
Change in estimate of reclamation costs at closed mines	477	0
Reclamation paid	(1,188)	(1,196)
Gain on bargain purchase of Florida Canyon Gold Inc.	(14,181)	0
Income tax payable	1,312	0
Other	(971)	(265)
Total items not affecting cash before changes in non-cash working capital items	(17,482)	(26,515)
Changes in working capital
Trade and other receivables	4,014	48
Inventories	4,119	0
Prepaid expenses and other assets	1,291	106
Trade and other payables	(2,036)	(100)
Interest received	669	0
Net cash used in operating activities	(9,425)	(26,461)
Investing activities
Expenditures on mineral properties, plant and equipment	(2,457)	(378)
Expenditures on exploration and evaluation assets	(873)	(3,046)
Proceeds from sale of net smelter royalty	9,750	0
Cash acquired on acquisition of Florida Canyon Gold Inc.	21,655	0
Acquisition of Millennial Precious Metals Corp.	0	(909)
Derivative assets	(664)	0
Other	(85)	139
Net cash provided by (used in) investing activities	27,326	(4,194)
Financing activities
Proceeds from common shares issued	25,555	25,771
Share issuance costs	(2,129)	(1,507)
Principal lease payments	(2,358)	(478)
Debt drawdown	5,000	0
Other	(560)	(313)
Net cash provided by financing activities	25,508	23,473
Effects of exchange rate changes on cash and cash equivalents	(34)	77
Net increase in cash and cash equivalents	43,375	(7,105)
Cash and cash equivalents, beginning of year	8,815	15,920
Cash and cash equivalents, end of year	$ 52,190	$ 8,815